  STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTS(TM) ("MidCap SPDRs")(TM)

                          MidCap SPDR Trust, Series 1

                            A Unit Investment Trust

                                 Annual Report

                              September 30, 2001

"S&P", "S&P MidCap 400 Index", "Standard & Poor's", "Standard & Poor's MidCap 400 Depositary Receipts", and "MidCap SPDRs" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PDR Services LLC and the American Stock Exchange LLC. The Trust, however, is not sponsored by or affiliated with Standard & Poor's Corporation or The McGraw-Hill Companies, Inc.

MidCap SPDR Trust, Series 1
Trust Overview

--------------------------------------------------------------------------------

Objective:
To replicate the total return of the S&P MidCap 400 Index.

Strategy:
The Trust's holdings are comprised of the 400 stocks in the S&P MidCap 400 Index, which is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

Performance Overview:
The MidCap SPDR Trust, Series 1 (the "Trust") seeks to match the total return of the S&P MidCap 400 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the S&P MidCap 400 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2001

--------------------------------------------------------------------------------

           Common Stock                 Shares          Value
           ---------------------------
           Airborne, Inc..............   260,523 $      2,487,994.65
           AmeriCredit Corp. *........   448,205       14,172,242.10
           Arch Coal..................   282,852        4,412,491.20
           Affiliated Computer Svcs. *   272,178       22,158,010.98
           Acxiom Corp. *.............   483,196        4,542,042.40
           Adtran Inc. *..............   213,661        4,080,925.10
           Advent Software, Inc. *....   181,031        6,815,817.15
           American Eagle Outfitters *   377,270        7,507,673.00
           Allmerica Financial *......   285,711       12,814,138.35
           Advanced Fibre
            Communications............   439,323        6,418,509.03
           American Financial Group
            Hldg......................   367,402        8,156,324.40
           AGCO Corp..................   386,633        3,499,028.65
           Edwards (A.G.), Inc........   434,985       15,272,323.35
           Apria Healthcare Group *...   291,181        7,541,587.90
           Albany International *.....   167,465        2,505,276.40
           Gallagher (Arthur J.)......   436,788       14,785,273.80
           AK Steel Hldg. Corp........   583,684        4,932,129.80
           Albemarle Corp.............   248,430        4,695,327.00
           Allete, Inc................   445,091       11,412,133.24
           Alexander & Baldwin........   219,380        5,135,685.80
           Alaska Air Group...........   143,397        2,863,638.09
           Ametek, Inc................   178,583        4,693,161.24
           Abercrombie & Fitch Co. *..   536,605        9,438,881.95
           Apogent Technologies *.....   571,878       13,667,884.20
           Apollo Group *.............   630,985       26,520,299.55
           Airgas Inc. *..............   367,012        4,870,249.24
           ArvinMeritor Inc...........   356,722        5,097,557.38
           Arris Group Inc. *.........   206,702          739,993.16
           Arrow Electronics *........   534,542       11,150,546.12
           Associated Banc-Corp.......   358,374       12,145,294.86
           Ascential Software Corp. *. 1,561,578        5,153,207.40
           American Standard Cos. *...   386,704       21,268,720.00
           Astoria Financial..........   265,072       15,708,166.72
           AGL Resources Ltd..........   294,582        5,882,802.54
           Atmel Corp. *.............. 2,512,659       16,784,562.12
           Avocent Corp. *............   239,234        3,559,801.92
           Avnet, Inc.................   635,626       11,562,036.94
           American Water Works.......   536,909       21,207,905.50
           Bandag Inc.................   111,780        3,057,183.00
           Beckman Coulter Inc........   326,378       14,442,226.50
           Borders Group *............   432,954        8,291,069.10
           Sotheby's Holdings *.......   331,924        3,979,768.76

           Common Stock                  Shares          Value
           BJ's Wholesale Club *.......   394,215 $     18,768,576.15
           BJ Services *...............   891,145       15,853,469.55
           Black Hills.................   140,543        4,289,372.36
           Banknorth Group Inc.........   745,668       16,643,309.76
           Barnes & Noble *............   353,115       12,747,451.50
           Belo Corp...................   593,395        9,518,055.80
           Banta Corp..................   133,167        3,711,364.29
           Bob Evans Farms.............   188,602        3,409,924.16
           Pacific Century Financial
            Corp.......................   432,911       10,117,130.07
           Bowater Inc.................   300,031       13,207,364.62
           Barr Laboratories *.........   191,521       15,141,650.26
           BroadWing Inc............... 1,181,070       18,991,605.60
           BISYS Group *...............   314,572       16,678,607.44
           Blyth Inc...................   255,010        5,072,148.90
           Borg Warner Inc.............   142,471        5,741,581.30
           Cooper Cameron Corp. *......   293,093        9,613,450.40
           CBRL Group, Inc.............   299,689        6,584,167.33
           Compass Bancshares..........   693,439       18,050,217.17
           Cabot Corp..................   353,635       14,110,036.50
           Cabot Microelectronics
            Corp. *....................   129,836        6,272,377.16
           Cadence Design Systems *.... 1,346,856       22,425,152.40
           CDW Computer Centers *......   475,489       17,203,192.02
           Ceridian Corp. (New) *......   789,931       11,453,999.50
           Certegy, Inc. *.............   387,727       10,065,392.92
           Atlas Air Worldwide Hldgs. *   207,032        2,039,265.20
           Church & Dwight.............   210,206        5,433,825.10
           C.H. Robinson Worldwide.....   458,256       13,271,093.76
           Conectiv....................   480,423       11,289,940.50
           Crompton Corporation........   612,539        4,244,895.27
           CheckFree Corp. *...........   415,797        7,056,075.09
           Claire's Stores.............   263,561        3,334,046.65
           Clayton Homes...............   746,307        9,104,945.40
           Credence Systems *..........   322,555        3,886,787.75
           Colonial BancGroup..........   599,395        7,672,256.00
           CNF Inc.....................   264,309        6,034,174.47
           Cleco Corp. Hldg. Co........   244,005        5,028,943.05
           Coach, Inc. *...............   235,654        6,247,187.54
           3Com Corp. *................ 1,831,514        6,868,177.50
           Cor Therapeutics *..........   300,583        6,802,193.29
           Covanta Energy Corp. *......   269,459        3,147,281.12
           ChoicePoint Inc. *..........   336,392       14,007,362.88
           Carpenter Technology........   119,465        2,658,096.25
           Cirrus Logic *..............   399,799        2,966,508.58

See accompanying notes to financial statements

MidCap SPDR Trust, Series 1
Schedule of Investments (continued)
September 30, 2001

--------------------------------------------------------------------------------

           Common Stock                 Shares          Value
           ---------------------------
           CSG Systems Int'l *........   286,486 $     11,745,926.00
           Carlisle Companies.........   163,885        4,593,696.55
           CommScope, Inc. *..........   278,227        4,971,916.49
           Covance Inc. *.............   314,691        5,636,115.81
           Cypress Semiconductor *....   688,126       10,225,552.36
           City National Corp.........   258,454       11,152,290.10
           Cytec Industries *.........   218,789        5,064,965.35
           Cytec Corp. *..............   625,791       16,777,456.71
           Diebold, Inc...............   387,716       14,771,979.60
           Donaldson Co...............   239,992        6,916,569.44
           Dean Foods.................   192,772        8,915,705.00
           Quest Diagnostics *........   508,931       31,401,042.70
           Dial Corp..................   513,930        8,505,541.50
           Dollar Tree Stores *.......   607,524       11,476,128.36
           Dime Bancorp Inc...........   622,103       24,461,089.96
           Dun & Bradstreet Corp.
            (New) *...................   435,277       12,187,756.00
           Dole Foods.................   302,468        6,472,815.20
           DPL Incorporated...........   685,635       16,674,643.20
           DQE, Inc...................   302,668        5,823,332.32
           Dreyer's Grand Ice Cream...   154,770        4,496,068.50
           DSP Group *................   143,630        2,865,418.50
           Quantum Corp.-DSSG Stock *.   818,732        6,680,853.12
           DST Systems Inc. *.........   664,015       28,718,648.75
           DeVRY Inc. *...............   377,714       13,559,932.60
           Dycom Industries *.........   230,152        2,669,763.20
           EGL Inc. *.................   257,252        2,281,825.24
           Energy East................   630,118       12,671,672.98
           Brinker International *....   540,288       12,761,602.56
           Callaway Golf Co...........   415,694        5,320,883.20
           Emmis Communications *.....   256,152        3,693,711.84
           Energizer Holdings Inc. *..   496,664        8,254,555.68
           Equitable Resources........   353,495       10,608,384.95
           Electronic Arts *..........   720,312       32,896,649.04
           Extended Stay America *....   502,459        7,270,581.73
           Express Scripts *..........   423,996       23,455,458.72
           ENSCO Int'l................   752,037       10,994,780.94
           E*Trade Group *............ 1,729,189       10,461,593.45
           Entercom Communications *..   245,142        8,334,828.00
           Enterasys Networks *....... 1,022,574        6,595,602.30
           Eaton Vance................   375,537       11,773,084.95
           Edwards Lifesciences Corp *   318,617        7,137,020.80
           Expeditors Int'l...........   281,888       13,347,396.80
           VISX Inc. *................   306,345        4,052,944.35

           Common Stock                  Shares          Value
           Fastenal Company............   205,467 $     11,707,509.66
           Furniture Brands Int'l *....   272,221        5,302,865.08
           FEI Company *...............   171,792        3,736,476.00
           First Health Group Inc. *...   528,682       15,532,677.16
           Flowserve Corp. *...........   205,380        4,056,255.00
           FirstMerit Corp.............   463,385       10,875,645.95
           Fidelity Nat'l. Fin'l.......   466,033       12,531,627.37
           Ferro Corp..................   185,331        4,295,972.58
           Federal Signal..............   246,469        4,347,713.16
           Forest Oil *................   260,166        6,452,116.80
           First Tennessee National....   695,226       25,723,362.00
           Fuller (H.B.) Co............    76,470        3,502,326.00
           First Virginia Banks........   250,006       11,450,274.80
           Greater Bay Bancorp.........   230,390        5,361,175.30
           Genzyme Corp. *............. 1,049,284       47,658,479.28
           Gilead Sciences *...........   512,852       28,806,896.84
           Global Marine...............   956,020       13,384,280.00
           P.H. Glatfelter Co..........   229,962        3,520,718.22
           GATX Corp...................   262,451        8,828,851.64
           Gentex Corp. *..............   403,817        9,647,188.13
           Greenpoint Financial Corp...   546,906       19,196,400.60
           Grant Prideco *.............   591,656        3,603,185.04
           Golden State Bancorp........   731,111       22,225,774.40
           GTECH Holdings Corp. *......   162,044        5,596,999.76
           Granite Construction........   222,570        5,706,694.80
           Great Plains Energy Inc.....   338,325       18,259,400.25
           Hillenbrand Industries......   341,694        7,394,258.16
           Hanover Compressor Hldg.
            Co. *......................   318,314        8,371,658.20
           HCC Insurance Holdings......   175,735        6,853,665.00
           Hawaiian Electric Industries   344,142        7,447,232.88
           Harte-Hanks, Inc............   856,712       14,007,241.20
           Hibernia Corp............... 1,327,240       27,553,502.40
           Health Management Assoc. *..   219,488        3,873,963.20
           Horace Mann Educators.......   320,881        7,046,546.76
           HON Industries..............   666,025       12,801,000.50
           Health Net Inc. *...........   274,084        7,153,592.40
           Helmerich & Payne...........   750,369       17,723,715.78
           Hormel Foods Corp...........   356,565       11,345,898.30
           Harris Corp.................   215,605        5,985,194.80
           Harsco Corp.................   230,309        8,889,927.40
           Schein (Henry) Inc. *.......   590,302        9,503,862.20
           Hispanic Broadcasting *.....   316,863        9,239,725.08
           Hubbell Inc. (Class B)......   272,714        6,954,207.00

See accompanying notes to financial statements

MidCap SPDR Trust, Series 1
Schedule of Investments (continued)
September 30, 2001

--------------------------------------------------------------------------------

           Common Stock                  Shares          Value
           ----------------------------
           Interstate Bakeries.........   438,121 $     11,544,488.35
           ICN Pharmaceuticals.........   202,613        7,245,440.88
           IDACORP Inc. Hldg. Co.......   808,258       40,065,349.06
           IDEC Pharmaceuticals *......   578,675       11,642,941.00
           Integrated Devices Tech. *..   171,889        9,907,681.96
           Investors Financial Services   621,524        5,593,716.00
           IMC Global Inc..............   190,763        3,986,946.70
           Imation Corp. *.............   356,289        4,866,907.74
           INCYTE Genomics Inc. *......   210,178        2,742,822.90
           InFocus Corp. *.............   339,013        9,231,323.99
           Int'l. Rectifier *..........   287,694       10,020,382.02
           International Speedway......   469,938        4,088,460.60
           Gartner, Inc. *.............   171,792        9,532,738.08
           Investment Technology
            Group *.................... 1,081,356       23,973,662.52
           IVAX Corp...................   191,094        2,491,865.76
           Hunt (J.B.) Transport Serv
            Inc. *.....................   144,952        9,045,004.80
           Jacobs Engineering Group *..   479,107       10,870,937.83
           Henry (Jack) & Assoc........   654,830       16,691,616.70
           Jones Apparel Group *.......   162,347        3,397,922.71
           Kaydon Corp.................   367,099        5,010,901.35
           Keane Inc...................   194,040        3,919,608.00
           Kelly Services..............   474,427        7,809,068.42
           KEMET Corp. *...............   202,802        1,673,116.50
           Korn/Ferry International *..   334,994        8,739,993.46
           Kennametal Inc..............   165,797        5,292,240.24
           LaBranche & Co. *...........   310,662        6,896,696.40
           Lancaster Colony............   201,827        5,653,174.27
           Longs Drug Stores...........   204,633        5,566,017.60
           Lands' End..................   159,271        4,602,931.90
           Lear Corporation *..........   345,940        9,347,298.80
           Lee Enterprises.............   237,327        7,516,146.09
           Lennar Corp.................   343,768       12,389,398.72
           Longview Fibre..............   277,702        2,804,790.20
           Legato Systems Inc. *.......   481,181        2,636,871.88
           L-3 Communications *........   209,984       18,363,100.80
           Legg Mason..................   353,224       14,044,186.24
           Lance, Inc. *...............   156,958        2,082,832.66
           Lincare Holdings............   580,640       15,427,604.80
           Alliant Energy..............   428,139       13,400,750.70
           LifePoint Hospitals *.......   208,299        9,165,156.00
           Lam Research *..............   669,512       11,348,228.40
           Lattice Semiconductor *.....   586,213        9,203,544.10
           LTX Corp. *.................   260,610        3,546,902.10
           Leucadia National Corp......   299,527        9,345,242.40
           Lyondell Chemical Co........   636,688        7,290,077.60

           Common Stock                  Shares          Value
           Lubrizol Corp...............   277,182 $      8,758,951.20
           Macromedia Inc. *...........   318,558        3,857,737.38
           Manpower Inc................   410,533       10,809,333.89
           Mandalay Resort Group *.....   409,027        6,638,508.21
           Microchip Technology *......   710,650       19,045,420.00
           Micrel Inc. *...............   498,360        9,937,298.40
           MDU Resources...............   367,879        8,597,332.23
           Media General...............   124,204        5,385,485.44
           Mentor Graphics.............   346,113        4,769,437.14
           Mohawk Industries *.........   283,166       10,406,350.50
           Marshall & Ilsley Corp......   557,586       31,609,550.34
           MIPS Technologies *.........   210,861        1,265,166.00
           McCormick & Co..............   372,753       17,072,087.40
           Miller (Herman).............   411,248        8,006,998.56
           Martin Marietta Materials...   256,180       10,019,199.80
           Millennium Pharmaceuticals * 1,178,774       20,935,026.24
           The MONY Group..............   268,446        8,890,931.52
           Modine Mfg..................   178,892        4,397,165.36
           Modis Professional Svc. *...   529,348        2,117,392.00
           Mercantile Bankshares.......   385,464       15,302,920.80
           M&T Bank Corp...............   525,487       38,886,038.00
           Montana Power...............   562,016        2,950,584.00
           Minerals Technologies.......   105,953        3,998,666.22
           MasTec Inc. *...............   258,801        1,319,885.10
           Murphy Oil..................   244,113       17,664,016.68
           Macrovision Corp. *.........   271,371        7,709,650.11
           Mylan Laboratories..........   676,607       22,070,920.34
           National Instruments *......   275,395        7,207,087.15
           Noble Affiliates............   306,448        9,496,823.52
           National Commerce Fin'l..... 1,111,554       29,011,559.40
           NCO Group Inc. *............   139,455        1,907,744.40
           IndyMac Bancorp *...........   330,532        8,960,722.52
           Nordson Corporation.........   176,428        3,854,951.80
           Network Associates Inc. *...   740,139        9,540,391.71
           Neuberger Berman Inc........   397,795       13,875,089.60
           Newport Corporation.........   196,829        2,775,288.90
           North Fork Bancorp..........   876,284       26,060,686.16
           National Fuel Gas...........   428,589        9,870,404.67
           Neiman-Marcus Group 'A'.....   258,178        6,312,452.10
           Newport News Shipbuilding...   191,695       12,881,904.00
           National-Oilwell Inc. *.....   437,947        6,350,231.50
           NSTAR.......................   287,212       12,034,182.80
           Northeast Utilities.........   774,870       14,513,315.10
           NVIDIA Corp. *..............   757,344       20,804,239.68
           Ohio Casualty *.............   325,333        4,226,075.67

See accompanying notes to financial statements

MidCap SPDR Trust, Series 1
Schedule of Investments (continued)
September 30, 2001

--------------------------------------------------------------------------------

          Common Stock                    Shares          Value
          ------------------------------
          Omnicare, Inc.................   504,198 $     11,006,642.34
          Ocean Energy Inc. (New).......   922,096       15,030,164.80
          OGE Energy Corp...............   422,003        9,229,205.61
          Oxford Health Plans *.........   534,098       15,168,383.20
          ONEOK Inc.....................   322,159        5,334,953.04
          Olin Corp.....................   235,226        3,457,822.20
          Old Republic Int'l............   642,049       16,828,104.29
          Overseas Shipholding Group....   185,093        4,072,046.00
          Outback Steakhouse *..........   412,223       10,557,031.03
          PepsiAmericas, Inc............   846,346       12,652,872.70
          Potlatch Corp.................   153,243        4,136,028.57
          Precision Castparts...........   277,388        6,158,013.60
          Patterson Dental *............   365,653       13,477,969.58
          Pride International (New) *...   716,467        7,451,256.80
          Protein Design Labs *.........   236,613       11,175,231.99
          Provident Financial Group Inc.   264,736        6,684,584.00
          PacifiCare Health Sys. *......   182,277        2,294,867.43
          Packaging Corp. of America *..   576,963        8,914,078.35
          Six Flags Inc.................   497,645        6,086,198.35
          Protective Life Corp..........   371,242       10,766,018.00
          Polycom Inc. *................   449,385       10,951,512.45
          Plantronics Inc. *............   262,072        4,468,327.60
          Plexus Corp. *................   224,054        5,283,193.32
          PMI Group Inc.................   240,176       14,984,580.64
          Public Service of New Mexico..   211,852        5,340,788.92
          Pentair Corp..................   265,484        8,168,942.68
          Potomac Electric Power........   589,766       12,951,261.36
          Catalina Marketing *..........   300,854        8,423,912.00
          Park Place Entertainment *.... 1,606,101       11,772,720.33
          Price Communications *........   298,525        5,059,998.75
          Perrigo Co. *.................   397,995        6,029,624.25
          Puget Energy, Inc. (Hldg. Co.)   466,656       10,028,437.44
          Payless ShoeSource Inc.
           Hldg. *......................   120,093        6,581,096.40
          Powerwave Technologies *......   346,600        4,131,472.00
          Quanta Services *.............   323,367        4,607,979.75
          Pioneer Natural Resources.....   532,018        7,570,616.14
          Pittston Brink's Group........   280,355        5,074,425.50
          Pennzoil-Quaker State (New)...   428,009        4,785,140.62
          Papa John's Int'l. *..........   121,545        3,166,247.25
          Rational Software. *.......... 1,100,701        9,532,070.66
          Readers Digest Assoc..........   555,257       10,211,176.23
          Ruddick Corp..................   250,645        3,834,868.50
          Radian Group..................   502,351       19,340,513.50

          Common Stock                    Shares          Value
          Everest Re Group..............   249,778 $     16,160,636.60
          Retek Inc. *..................   263,675        3,327,578.50
          Reynolds & Reynolds...........   397,140        9,253,362.00
          RF Micro Devices, Inc. *......   883,330       14,663,278.00
          RJ Reynolds Tobacco Hldgs.....   547,491       31,283,635.74
          Rollins, Inc..................   163,441        2,541,507.55
          Ross Stores...................   436,236       12,759,903.00
          RPM Inc.......................   553,546        5,231,009.70
          RSA Security Inc. *...........   309,584        4,167,000.64
          Roslyn Bancorp................   498,836        9,233,454.36
          Rayonier Inc..................   147,031        5,950,344.57
          SCANA Corp. (New).............   567,177       14,394,952.26
          Scholastic Corp. *............   190,314        8,278,659.00
          SCI Systems Inc. *............   796,305       14,333,490.00
          SunGard Data Systems *........ 1,454,304       33,987,084.48
          SEI Corp......................   587,778       18,808,896.00
          Sepracor Inc. *...............   421,505       15,132,029.50
          StanCorp Financial Group......   165,623        8,016,153.20
          Schulman (A.), Inc............   157,976        1,619,254.00
          Smith International...........   273,884        9,969,377.60
          Silicon Valley Bancshares.....   267,238        5,398,207.60
          The J.M. Smucker Co...........   131,391        3,370,179.15
          Saks Incorporated *...........   768,208        3,841,040.00
          Sylvan Learning Systems *.....   204,709        4,687,836.10
          Semtech Corp. *...............   374,757       10,635,603.66
          SanDisk Corp. *...............   368,128        3,629,742.08
          Synopsys Inc. *...............   330,499       13,256,281.84
          Solutia Inc...................   560,933        6,955,569.20
          Sonoco Products...............   515,468       12,113,498.00
          Sovereign Bancorp............. 1,336,571       12,697,424.50
          SPX Corp......................   214,874       17,813,054.60
          Sequa Corp....................    56,204        2,542,668.96
          Sensormatic Electronics *.....   429,948       10,138,173.84
          Sierra Pacific Resources (New)   536,075        8,094,732.50
          Stewart & Stevenson Services..   152,934        3,682,650.72
          STERIS Corp. *................   371,523        7,304,142.18
          Storage Technology *..........   563,153        7,067,570.15
          Questar Corp..................   437,698        8,832,745.64
          Superior Industries...........   140,310        4,659,695.10
          Swift Transportation *........   453,068        8,019,303.60
          Sensient Technologies.........   258,768        4,820,847.84
          Sybase Inc. *.................   552,495        5,138,203.50
          Sykes Enterprises *...........   215,724        1,203,739.92
          Symantec Corp. *..............   409,683       14,203,709.61

See accompanying notes to financial statements

MidCap SPDR Trust, Series 1
Schedule of Investments (continued)
September 30, 2001

--------------------------------------------------------------------------------

           Common Stock                 Shares          Value
           ---------------------------
           Suiza Foods Corp. *........   148,927 $      9,403,250.78
           TCF Financial..............   426,000       19,621,560.00
           Telephone & Data Systems...   317,572       29,947,039.60
           Tidewater Inc..............   327,884        8,751,223.96
           TECO Energy................   734,853       19,914,516.30
           Tech Data Corp. *..........   291,788       11,058,765.20
           Tecumseh Products Co.......   100,591        4,579,908.23
           Teleflex...................   208,705        7,803,479.95
           Trigon Healthcare Inc. *...   197,116       12,911,098.00
           The Timber Co..............   436,550       15,811,841.00
           TriQuint Semiconductor *...   699,331       11,182,302.69
           Tootsie Roll...............   273,537       10,465,525.62
           Triad Hospitals *..........   382,555       13,542,447.00
           Trinity Industries.........   199,537        4,319,976.05
           Transaction Systems
            Architects *..............   198,318        1,245,437.04
           Tyson Foods................ 1,878,603       18,823,602.06
           Titan Corp. *..............   331,398        6,495,400.80
           TranSwitch Corp. *.........   460,644        1,409,570.64
           UCAR International *.......   294,669        2,622,554.10
           UtiliCorp United...........   615,344       17,235,785.44
           Ultramar Diamond Shamrock..   387,121       18,558,580.74
           Unifi, Inc.................   290,732        2,384,002.40
           United Rentals *...........   379,582        6,581,951.88
           Unitrin, Inc...............   365,555       13,971,512.10
           Universal Corp.............   147,838        4,933,354.06
           Valspar Corp...............   263,242        8,802,812.48
           Valassis Communication.....   289,096        9,225,053.36
           Valero Energy..............   331,707       11,642,915.70
           Varco International (New) *   518,046        6,257,995.68
           Vertex Pharmaceuticals *...   402,458        7,260,342.32
           Vishay Intertechnology *...   746,908       13,743,107.20
           Vectren Corporation........   366,736        8,211,219.04
           Viad Corp..................   476,588        9,140,957.84
           Westamerica Bancorp........   192,919        6,954,729.95
           Waters Corporation *.......   706,534       25,272,721.18
           Webster Financial Corp.....   266,789        8,793,365.44
           Wisconsin Central Trans. *.   251,295        4,292,118.60
           Wallace Computer Services..   221,839        3,527,240.10
           Waddell & Reed Financial...   431,589       11,221,314.00
           Wisconsin Energy...........   637,950       14,353,875.00
           Weatherford Int'l. Inc. *..   615,783       15,708,624.33
           WGL Holdings, Inc..........   251,863        6,772,596.07
           Western Gas Resources......   176,000        4,581,280.00

             Common Stock             Shares          Value
             Wind River Systems *..     424,386 $     4,456,053.00
             Wilmington Trust Corp.     175,930       9,711,336.00
             Wausau-Mosinee Paper..     278,725       3,261,082.50
             Westwood One, Inc. *..     584,394      13,002,766.50
             Washington Post.......      51,368      26,701,086.40
             Western Resources.....     381,895       6,320,362.25
             Williams-Sonoma Inc. *     306,302       7,293,050.62
             Dentsply Int'l........     280,285      12,876,292.90
             York International....     208,034       5,958,093.76
                                    ----------- ------------------
             Totals................ 167,374,465 $ 3,967,363,360.87
                                    =========== ==================

(*) Denotes non-income producing security.

See accompanying notes to financial statements

MidCap SPDR Trust, Series 1
Statement of Assets and Liabilities
September 30, 2001

--------------------------------------------------------------------------------

Assets:
 Investments in securities, at value (cost $4,995,945,602)............................... $ 3,967,363,361
 Cash....................................................................................      12,466,550
 Dividends receivable....................................................................       2,667,850
 Receivable for securities sold..........................................................      30,216,683
                                                                                          ---------------
Total Assets.............................................................................   4,012,714,444
                                                                                          ---------------

Liabilities:
 Payable for securities purchased........................................................      31,543,814
 Distribution payable....................................................................       8,458,574
 Payable to sponsor......................................................................       5,482,900
 Accrued Trustee fees....................................................................         324,842
 Other accrued expenses..................................................................         274,620
 Redemption payable......................................................................           5,725
                                                                                          ---------------
Total Liabilities........................................................................      46,090,475
                                                                                          ---------------
Net Assets............................................................................... $ 3,966,623,969
                                                                                          ===============

Net Assets Represented By:
Interest of Unitholders (50,076,675 units of fractional undivided interest (MidCap SPDRs)
  outstanding; unlimited units authorized)
 Cost to investors of outstanding units.................................................. $ 5,306,660,693
 Undistributed net investment income.....................................................       1,774,579
 Accumulated net realized losses on investments..........................................    (313,229,062)
 Unrealized depreciation on investments..................................................  (1,028,582,241)
                                                                                          ---------------
Net assets............................................................................... $ 3,966,623,969
                                                                                          ===============

Net asset value per MidCap SPDR ($3,966,623,969/50,076,675 MidCap SPDRs).................          $79.21
                                                                                                   ======

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Statements of Operations

--------------------------------------------------------------------------------


                                                         For the Year       For the Year       For the Year
                                                            Ended              Ended              Ended
                                                      September 30, 2001 September 30, 2000 September 30, 1999
                                                      ------------------ ------------------ ------------------
Investment income
   Dividend income...................................  $    38,932,541     $  27,061,110      $  19,628,017

Expenses
   Trustee fees and expenses.........................        4,573,086         2,886,936          2,156,995
   Printing and distribution expenses................        4,028,449         2,755,994          1,300,879
   Audit fees........................................           55,200            50,293             51,275
   Amortization of organization costs................               --            22,251             39,000
   Legal fees........................................           41,137            39,823             83,579
   License fees......................................        1,204,940           949,773            578,506
                                                       ---------------     -------------      -------------
Total expenses.......................................        9,902,812         6,705,070          4,210,234
   Less: expenses assumed by the Sponsor and the
     Trustee (see Note 3)............................         (343,664)         (751,162)           (85,610)
                                                       ---------------     -------------      -------------
Net expenses.........................................        9,559,148         5,953,908          4,124,624
                                                       ---------------     -------------      -------------

Net investment income................................       29,373,393        21,107,202         15,503,393
                                                       ---------------     -------------      -------------

Realized and unrealized gains (losses) on investments
   Net realized gains (losses).......................     (160,292,538)     (152,936,524)        66,816,656
   Net realized gains from in-kind redemptions.......      362,543,701       695,326,216        317,689,845
   Net change in unrealized appreciation
     (depreciation) of investments...................   (1,062,847,655)      264,297,987       (175,430,055)
                                                       ---------------     -------------      -------------
Net realized and unrealized gains (losses) on
  investments........................................     (860,596,492)      806,687,679        209,076,446
                                                       ---------------     -------------      -------------

Net increase (decrease) in net assets resulting from
  operations.........................................  $  (831,223,099)    $ 827,794,881      $ 224,579,839
                                                       ===============     =============      =============

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Statements of Changes in Net Assets

--------------------------------------------------------------------------------


                                                             For the Year       For the Year       For the Year
                                                                Ended              Ended              Ended
                                                          September 30, 2001 September 30, 2000 September 30, 1999
                                                          ------------------ ------------------ ------------------
Increase (Decrease) in Net Assets From:
Operations:
   Net investment income.................................  $    29,373,393    $    21,107,202    $    15,503,393
   Net realized gains on investments and in-kind
     redemptions.........................................      202,251,163        542,389,692        384,506,501
   Net change in unrealized appreciation
     (depreciation) on investments.......................   (1,062,847,655)       264,297,987       (175,430,055)
                                                           ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting from
  operations.............................................     (831,223,099)       827,794,881        224,579,839
                                                           ---------------    ---------------    ---------------

Dividends and Distributions to Unitholders from:
   Net investment income.................................      (31,014,357)       (21,632,016)       (14,594,142)
   Net realized gains....................................               --        (63,138,458)       (30,209,544)
                                                           ---------------    ---------------    ---------------
Total dividends and distributions........................      (31,014,357)       (84,770,474)       (44,803,686)
                                                           ---------------    ---------------    ---------------

Unitholder Transactions:
   Proceeds from subscriptions of MidCap SPDR
     units...............................................    3,552,958,639      3,252,766,934      2,817,298,916
   Reinvestment of dividends and distributions...........          401,937          2,474,880            300,649
   Less: Redemptions of MidCap SPDR units................   (1,774,165,755)    (2,688,723,856)    (1,925,544,656)
                                                           ---------------    ---------------    ---------------
   Increase in net assets due to unitholder transactions.    1,779,194,821        566,517,958        892,054,909
                                                           ---------------    ---------------    ---------------
Total increase...........................................      916,957,365      1,309,542,365      1,071,831,062

Net Assets:
   Beginning of year.....................................    3,049,666,604      1,740,124,239        668,293,177
                                                           ---------------    ---------------    ---------------
End of year (including undistributed net investment
  income of $1,774,579, $2,210,603 and $734,593,
  respectively)..........................................  $ 3,966,623,969    $ 3,049,666,604    $ 1,740,124,239
                                                           ===============    ===============    ===============

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Financial Highlights
Selected data for a MidCap SPDR

--------------------------------------------------------------------------------


                                                                                                              January 1,
                                                  For the         For the         For the         For the    1997 through
                                                Year Ended      Year Ended      Year Ended      Year Ended   September 30,
                                               September 30,   September 30,   September 30,   September 30,     1997
                                                   2001            2000            1999            1998        (Note 1)
                                               -------------   -------------   -------------   ------------- -------------
Net Asset Value, Beginning of Period..........  $    98.86      $    71.70      $    59.20       $  64.65      $  49.79
                                                ----------      ----------      ----------       --------      --------
Investment Operations:
   Net investment income .....................        0.67            0.75            0.73           0.57          0.35
   Net realized and unrealized gains
     (losses) on investments..................      (19.61)          29.18           13.95          (4.79)        14.97
                                                ----------      ----------      ----------       --------      --------
Total from Investment Operations..............      (18.94)          29.93           14.68          (4.22)        15.32
                                                ----------      ----------      ----------       --------      --------
Less Distributions from:
   Net investment income .....................       (0.71)          (0.77)          (0.68)         (0.59)        (0.46)
   Net realized gains.........................        0.00           (2.00)          (1.50)         (0.64)         0.00
                                                ----------      ----------      ----------       --------      --------

Total Distributions...........................       (0.71)          (2.77)          (2.18)         (1.23)        (0.46)
                                                ----------      ----------      ----------       --------      --------

Net Asset Value, End of Period................  $    79.21      $    98.86      $    71.70       $  59.20      $  64.65
                                                ==========      ==========      ==========       ========      ========

Total Investment Return.......................      (19.26)%         42.55%          24.72%         (6.69)%       30.87%*

Ratios and Supplemental Data
   Net assets, end of period (000's)..........  $3,966,624      $3,049,667      $1,740,124       $668,293      $496,736
   Ratio of expenses to average net
     assets...................................        0.26%(1)        0.28%(1)        0.26%(1)       0.30%         0.39%(1)**
   Ratio of net investment income to
     average net assets.......................        0.75%(1)        0.85%(1)        0.97%(1)       0.92%         0.98%(1)**
   Portfolio turnover rate(2).................       33.22%          29.95%          43.42%         30.80%        20.18%

--------------------------------------------------------------------------------
*   Not annualized
**  Annualized
(1) Grossed up for expenses reimbursed or assumed by the Sponsor and the Trustee. Net of expenses reimbursed by the Sponsor and the Trustee, the net investment income and expenses to average net assets ratios would have been 0.76% and 0.25% for the year ended September 30, 2001, and 0.87% and 0.25% for the year ended September 30, 2000, 0.97% and 0.26% for the year ended September 30, 1999, and 1.07% and 0.29% for the period January 1, 1997 through September 30, 1997.
(2) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of MidCap SPDRs.

MidCap SPDR Trust, Series 1
Notes to Financial Statements
September 30, 2001

--------------------------------------------------------------------------------

Note 1 -- Organization
MidCap SPDR Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's Midcap 400 Composite Price Index (the "S&P MidCap Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depository Receipt ("MidCap SPDR"). The Trust commenced operations on April 27, 1995 upon the initial issuance of 375,000 MidCap SPDRs (equivalent to 15 "Creation Units" - see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust. Effective September 30, 1997 the fiscal year end of the Trust changed from December 31 to September 30.

Note 2 -- Summary of Significant Accounting Policies
The financial statements of the Trust are prepared in accordance with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation -- Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the mean between the closing bid and offer prices on the exchange which is deemed to be the principal market for the security. If there are no closing bid and offer prices available, valuation will be determined by the Trustee in good faith based on available information.

Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders -- The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

Federal Income Tax -- The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust is not subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust is not subject to federal excise tax.

For federal income tax purposes, the Trust has capital loss carryforward at September 30, 2001 of $188,422,955 which expires in the years 2008-2009. To the extent that this capital loss is used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

MidCap SPDR Trust, Series 1
Notes to Financial Statements (continued)
September 30, 2001

--------------------------------------------------------------------------------


Note 2 -- Summary of Significant Accounting Policies - (continued)
For federal income tax purposes, the Trust incurred approximately $124,806,106 of capital losses in the period from November 1, 2000 to September 30, 2001. These losses were deferred for tax purposes until October 1, 2001.

Note 3 -- Transactions with the Trustee and Sponsor
In accordance with the Trust Agreement, The Bank of New York (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P MidCap Index. For these services, the Trustee receives a fee at the following annual rates:

                                Fee as a Percentage of
Net Asset Value of the Trust Net Asset Value of the Trust
---------------------------- ----------------------------
$0-$500,000,000*                14/100 of 1% per annum
$500,000,001-$1,000,000,000*    12/100 of 1% per annum
$1,000,000,001 and above*       10/100 of 1% per annum

          --------
          * The fee indicated applies to that portion of the net asset value of the Trust which falls in the size category indicated.

The Trustee voluntarily agreed to reduce its fee by $343,664 for the year ended September 30, 2001. The amount of the reduction equals the Federal Funds Rate, as published in the Wall Street Journal multiplied by each day's daily cash balance in the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

PDR Services Corporation (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange, Inc.) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust which exceeded 30/100 of 1% per annum of the daily net asset value of the Trust as calculated by the Trustee. The expenses assumed by the Sponsor were none, $367,786 and $85,610 for the years ended September 30, 2001, 2000 and 1999, respectively.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that expenses fall below the expense limitation described above on any given day during the year.

MidCap SPDR Trust, Series 1
Notes to Financial Statements (continued)
September 30, 2001

--------------------------------------------------------------------------------


Note 4 -- Trust Transactions in MidCap SPDRs
Transactions in MidCap SPDRs were as follows:

                                                                        Year Ended September 30, 2001
                                                                        ----------------------------
                                                                        MidCap SPDRs     Amount
                                                                        ------------ ---------------
MidCap SPDRs sold......................................................  38,425,000  $ 3,552,958,639
Dividend reinvestment MidCap SPDRs issued..............................       4,235          401,937
MidCap SPDRs redeemed.................................................. (19,200,000)  (1,774,165,755)
                                                                        -----------  ---------------
Net increase...........................................................  19,229,235  $ 1,779,194,821
                                                                        ===========  ===============

                                          Year Ended September 30, 2000 Year Ended September 30, 1999
                                          ----------------------------  ----------------------------
                                          MidCap SPDRs     Amount       MidCap SPDRs     Amount
                                          ------------ ---------------  ------------ ---------------
MidCap SPDRs sold........................  38,000,000  $ 3,252,766,934   39,175,000  $ 2,817,298,916
Dividend reinvestment MidCap SPDRs issued      29,330        2,474,880        4,158          300,649
MidCap SPDRs redeemed.................... (31,450,000)  (2,688,723,856) (26,200,000)  (1,925,544,656)
                                          -----------  ---------------  -----------  ---------------
Net increase.............................   6,579,330  $   566,517,958   12,979,158  $   892,054,909
                                          ===========  ===============  ===========  ===============

Except under the Trust's dividend reinvestment plan, MidCap SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 25,000 MidCap SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per MidCap SPDR and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. Transaction fees, in the amount of the lesser of 20/100 of 1% of current market value of 1 Creation Unit or $3,000, are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Trustee and used to offset the expense of processing orders. During the year ended September 30, 2001, the Trustee earned $264,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers for the year ended September 30, 2001.

At September 30, 2001, the Trustee and its affiliates held 4,356,896 MidCap SPDRs, or 8.7% of fractional undivided interest in the Trust.

Note 5 -- Investment Transactions
For the year ended September 30, 2001, the Trust had purchases and sales of investment securities of $1,285,329,454 and $1,283,400,675, respectively. At September 30, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation was $172,804,438 and gross unrealized depreciation was $1,201,386,679, resulting in net unrealized depreciation of $1,028,582,241.

MidCap SPDR Trust, Series 1
Notes to Financial Statements (continued)
September 30, 2001

--------------------------------------------------------------------------------


Note 6 -- Federal Income Tax Status

As of September 30, 2001, the Trust had permanent book/tax differences attributable to in-kind redemptions and non-deductible expenses. To reflect reclassifications arising from these differences, undistributed net investment income was increased by $1,204,940, accumulated net realized loss on investments was increased by $362,543,701 and additional paid in capital was increased by $361,388,761.

REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustee and the Unitholders of MidCap SPDR Trust, Series 1:


--------------------------------------------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Midcap SPDR Trust, Series 1 (the "Trust") at September 30, 2001, the results of its operations and the changes in its net assets for the three years then ended, and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and broker, provide a reasonable basis for the our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 16, 2001

                (This page has been left blank intentionally.)

MidCap SPDR Trust, Series 1

--------------------------------------------------------------------------------

Sponsor
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

Trustee
The Bank of New York
15 Broad Street
New York, NY 10005

Distributor
ALPS Distributors, Inc.
370 17/th/ Street, Suite 3100
Denver, CO 80202

Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

Legal Counsel
Carter, Ledyard & Milburn
2 Wall Street
New York, NY 10005